RELATED PARTIES - Finance income from related parties (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RELATED PARTIES
Total finance income from related parties	₽ 1,267	₽ 985	₽ 1,067
Sistema-Capital
RELATED PARTIES
Total finance income from related parties	369	128
Business Nedvizhimost
RELATED PARTIES
Total finance income from related parties	359	491	346
MTS Bank
RELATED PARTIES
Total finance income from related parties	345	285	447
Zifrovoe TV
RELATED PARTIES
Total finance income from related parties	70	12
Sistema
RELATED PARTIES
Total finance income from related parties	48	53	188
Other related parties
RELATED PARTIES
Total finance income from related parties	₽ 76	₽ 16	₽ 86